Appendix III: Debentures and Bonds - Maturity (Details) € in Millions, £ in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 PEN (S/)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 29,779
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,144
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,135
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,105
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,919
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,110
Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	17,366
Spain
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	26,641
Spain | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,019
Spain | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,854
Spain | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,381
Spain | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,950
Spain | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	16,437
Spain | Telefonica Europe, B.V.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,609
Spain | Telefonica Europe, B.V. | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				$ 1,109
Spain | Telefonica Europe, B.V. | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefonica Europe, B.V. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2024 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefonica Europe, B.V. | 2024 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2025 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefonica Europe, B.V. | 2025 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2026 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefonica Europe, B.V. | 2026 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2027 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefonica Europe, B.V. | 2027 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2028 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefonica Europe, B.V. | 2028 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,609
Spain | Telefonica Europe, B.V. | Subsequent years | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				$ 1,109
Spain | Telefonica Europe, B.V. | Subsequent years | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 500
Spain | Telefonica Europe, B.V. | Fixed interest rate | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Spain | Telefonica Europe, B.V. | Fixed interest rate | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.875%	5.875%	5.875%	5.875%	5.875%	5.875%	5.875%
Spain | Telefónica Emisiones, S.A.U.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 25,032
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,127
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					£ 892
Spain | Telefónica Emisiones, S.A.U. | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	575
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,279
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				$ 1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,131
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	200
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					1,000
Spain | Telefónica Emisiones, S.A.U. | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	460
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	800
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				750
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				1,810
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				181
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	453
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				100
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				1,810
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				452
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				1,131
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,131
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	150
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES NOVEMBER 2023.1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	850
Spain | Telefónica Emisiones, S.A.U. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					0
Spain | Telefónica Emisiones, S.A.U. | 2024 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					0
Spain | Telefónica Emisiones, S.A.U. | 2024 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES NOVEMBER 2023.1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,019
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,127
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					892
Spain | Telefónica Emisiones, S.A.U. | 2025 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					0
Spain | Telefónica Emisiones, S.A.U. | 2025 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES NOVEMBER 2023.1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,854
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					0
Spain | Telefónica Emisiones, S.A.U. | 2026 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	575
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,279
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					0
Spain | Telefónica Emisiones, S.A.U. | 2026 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES NOVEMBER 2023.1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,381
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					0
Spain | Telefónica Emisiones, S.A.U. | 2027 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				1,000
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,131
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					0
Spain | Telefónica Emisiones, S.A.U. | 2027 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES NOVEMBER 2023.1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,950
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					0
Spain | Telefónica Emisiones, S.A.U. | 2028 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	200
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					0
Spain | Telefónica Emisiones, S.A.U. | 2028 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES NOVEMBER 2023.1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	14,828
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £					£ 1,000
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	460
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	800
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				750
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				1,810
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				181
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	453
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				100
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				1,810
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				452
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				$ 1,131
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,131
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	150
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES NOVEMBER 2023.1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 850
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.069%	1.069%	1.069%	1.069%	1.069%	1.069%	1.069%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.528%	1.528%	1.528%	1.528%	1.528%	1.528%	1.528%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.495%	1.495%	1.495%	1.495%	1.495%	1.495%	1.495%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.447%	1.447%	1.447%	1.447%	1.447%	1.447%	1.447%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.103%	4.103%	4.103%	4.103%	4.103%	4.103%	4.103%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.201%	1.201%	1.201%	1.201%	1.201%	1.201%	1.201%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.318%	2.318%	2.318%	2.318%	2.318%	2.318%	2.318%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.715%	1.715%	1.715%	1.715%	1.715%	1.715%	1.715%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.318%	2.318%	2.318%	2.318%	2.318%	2.318%	2.318%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.788%	1.788%	1.788%	1.788%	1.788%	1.788%	1.788%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.445%	5.445%	5.445%	5.445%	5.445%	5.445%	5.445%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.932%	2.932%	2.932%	2.932%	2.932%	2.932%	2.932%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.664%	0.664%	0.664%	0.664%	0.664%	0.664%	0.664%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.592%	2.592%	2.592%	2.592%	2.592%	2.592%	2.592%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.807%	1.807%	1.807%	1.807%	1.807%	1.807%	1.807%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.045%	7.045%	7.045%	7.045%	7.045%	7.045%	7.045%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.665%	4.665%	4.665%	4.665%	4.665%	4.665%	4.665%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.957%	1.957%	1.957%	1.957%	1.957%	1.957%	1.957%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.864%	1.864%	1.864%	1.864%	1.864%	1.864%	1.864%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.864%	1.864%	1.864%	1.864%	1.864%	1.864%	1.864%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.213%	5.213%	5.213%	5.213%	5.213%	5.213%	5.213%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.213%	5.213%	5.213%	5.213%	5.213%	5.213%	5.213%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.895%	4.895%	4.895%	4.895%	4.895%	4.895%	4.895%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.52%	5.52%	5.52%	5.52%	5.52%	5.52%	5.52%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES NOVEMBER 2023.1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.183%	4.183%	4.183%	4.183%	4.183%	4.183%	4.183%
Outside of Parent Country
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 3,138
Outside of Parent Country | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	144
Outside of Parent Country | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,116
Outside of Parent Country | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	251
Outside of Parent Country | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	538
Outside of Parent Country | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	160
Outside of Parent Country | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	929
Outside of Parent Country | Telefónica Móviles Chile, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	700
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond Serie T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	112
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						$ 72
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						93
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				$ 423
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024 | Bond Serie T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	72
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025 | Bond Serie T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						72
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	93
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026 | Bond Serie T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						93
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027 | Bond Serie T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	112
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2028 | Bond Serie T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	112
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2028 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2028 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2028 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	423
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond Serie T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $						$ 0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				$ 423
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond Serie T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.20%	4.20%	4.20%	4.20%	4.20%	4.20%	4.20%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.537%	3.537%	3.537%	3.537%	3.537%	3.537%	3.537%
Outside of Parent Country | Telefónica del Perú, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							S/ 614
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							26
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							20
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							20
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							8
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							18
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							29
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							33
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							26
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							20
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							414
Outside of Parent Country | Telefónica del Perú, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							62
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							29
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							33
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							164
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							26
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							138
Outside of Parent Country | Telefónica del Perú, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							158
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							20
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							138
Outside of Parent Country | Telefónica del Perú, S.A. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							164
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							26
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							138
Outside of Parent Country | Telefónica del Perú, S.A. | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							48
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							20
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							20
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							8
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							18
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							18
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/							S/ 0
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	6.188%	6.188%	6.188%	6.188%	6.188%	6.188%	6.188%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.469%	5.469%	5.469%	5.469%	5.469%	5.469%	5.469%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.281%	7.281%	7.281%	7.281%	7.281%	7.281%	7.281%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.375%	7.375%	7.375%	7.375%	7.375%	7.375%	7.375%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.625%	3.625%	3.625%	3.625%	3.625%	3.625%	3.625%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.1875%	3.1875%	3.1875%	3.1875%	3.1875%	3.1875%	3.1875%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.0938%	3.0938%	3.0938%	3.0938%	3.0938%	3.0938%	3.0938%
Outside of Parent Country | Telefônica Brasil, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		R$ 654
Outside of Parent Country | Telefônica Brasil, S.A. | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		280
Outside of Parent Country | Telefônica Brasil, S.A. | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		374
Outside of Parent Country | Telefônica Brasil, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		0
Outside of Parent Country | Telefônica Brasil, S.A. | 2024 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		0
Outside of Parent Country | Telefônica Brasil, S.A. | 2024 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		0
Outside of Parent Country | Telefônica Brasil, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		280
Outside of Parent Country | Telefônica Brasil, S.A. | 2025 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		280
Outside of Parent Country | Telefônica Brasil, S.A. | 2025 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		0
Outside of Parent Country | Telefônica Brasil, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		0
Outside of Parent Country | Telefônica Brasil, S.A. | 2026 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		0
Outside of Parent Country | Telefônica Brasil, S.A. | 2026 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		0
Outside of Parent Country | Telefônica Brasil, S.A. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		374
Outside of Parent Country | Telefônica Brasil, S.A. | 2027 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		0
Outside of Parent Country | Telefônica Brasil, S.A. | 2027 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		374
Outside of Parent Country | Telefônica Brasil, S.A. | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		0
Outside of Parent Country | Telefônica Brasil, S.A. | 2028 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		0
Outside of Parent Country | Telefônica Brasil, S.A. | 2028 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$		R$ 0
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 570
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				$ 452
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			$ 82
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			36
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	82
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2024 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2024 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			82
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2024 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2025 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2025 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2025 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2026 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2026 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2026 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2027 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2027 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2027 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2028 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2028 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | 2028 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 488
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | Subsequent years | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				$ 452
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | Subsequent years | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			0
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | Subsequent years | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $			$ 36
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | Fixed interest rate | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%
Outside of Parent Country | Colombia Telecomunicaciones, S.A., E.S.P. | Fixed interest rate | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	6.65%	6.65%	6.65%	6.65%	6.65%	6.65%	6.65%
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2024 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2025 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2026 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2027 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2028 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | Subsequent years | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | Fixed interest rate | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Outside of Parent Country | Colombia Telecomunicaciones, S.A., ESP | Floating interest rate | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%